Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Rollforward of Other Intangibles and Trade Names

A rollforward of the other intangibles and trade names for 2011 and 2012 is shown below:

(Dollars in millions)	December 31, 2010	Amortization	Impairment	Other(1)	December 31, 2011(1)	Amortization	Impairment	December 31, 2012
Trade names	$48	$—	$—	$(12)	$36	$—	$—	$36
Customer relationships	92	(7)	—	(38)	47	(4)	—	43
Developed technology/Other	16	(2)	—	(3)	11	(2)	—	9

Total	$156	$(9)	$—	$(53)	$94	$(6)	$—	$88

(1)	The intangible assets as of December 31, 2011 exclude $53 million of intangible assets in our Brake North America and Asia group, which is classified in current assets of discontinued operations.